THE ADVISORS' INNER CIRCLE FUND

                         CAMBIAR AGGRESSIVE VALUE FUND
                                 TICKER SYMBOL:

                       SUPPLEMENT DATED NOVEMBER 30, 2012
                                     TO THE
            INSTITUTIONAL CLASS SHARES PROSPECTUS (THE "PROSPECTUS")
                            DATED SEPTEMBER 1, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective November 30, 2012, the Institutional Class Shares of the Cambiar International Equity Fund are offered in a separate prospectus. Accordingly, effective November 30, 2012, all references to the Cambiar International Equity Fund are hereby deleted.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.




                                                                 CMB-SK-020-0100